Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of accounts receivable from related parties
Name of related party	December 31, 2020	December 31, 2019

(a) JURV	$91,876	$-
(b) Xuete	$45,172	$-
(c) Sanshui Yijia	$188,573	$-
(d) Beijing Xuete	$29,400	$34,754
(e) Shenzhen Boruiju	$35,678	$-
(f) Dongguan Artist Network	$27,563	$-
(g) Hangzhou Guanding	$-	$-
(h) Hangzhou Jituji	$-	$-
(i) Wanshangbao	$15,160	$-
(j) Guizhou United World	$9,953	$18,704
(k) Huoerguosi Guoranfeifan	$7,656	$-

Total	$451,031	$53,458

Schedule of prepayments - related parties
Name of related party	December 31, 2020	December 31, 2019
(a) JURV	$11,178	$-
(b) Xuete	$136,641	$125,119
(e) Shenzhen Boruiju	$633,842	$143,325
(f) Dongguan Artist Network	$22,001	$23,997
(g) Hangzhou Guanding	$12,204	$-
(h) Hangzhou Jituji	$5,068	$-
(i) Wanshangbao	$54,664	$10,900
(j) Guizhou United World	$20,283	$1,781
(k) Huoerguosi Guoranfeifan	$39,279	$45,604

Total	$935,160	$350,726